December 2, 2008

VIA EDGAR
----------
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attn: Larry Greene

                  Re:      Advantage Advisers Multi-Sector Fund I
                           (SEC FILE NOS. 333-67926, 811-10473)
                            ---------------------------------------

Dear Mr. Greene:

                  On behalf of Advantage Advisers Multi-Sector Fund I, a Delaware business trust (the "Fund"), transmitted herewith please find post-effective amendment No. 11 to the Fund's registration statement, filed on December 2, 2008 pursuant to the Securities Act of 1933, as amended (the "Securities Act"), and the General Rules and Regulations thereunder, and the Investment Company Act of 1940, as amended, and the General Rules and Regulations thereunder. Post-effective amendment No. 11 is made under Rule 486(a) of the Securities Act and will become effective on January 31, 2009, which is the 60th day after this filing. Before the passing of January 31, 2009, the Fund intends to file a post-effective amendment No. 12 to the Fund's registration statement under Rule 486(b) of the Securities Act, which will include, among other information not currently available, the Fund's audited 2008 financial information. Pursuant to Rule 486(b), the Fund intends for post-effective amendment No. 12 to become effective on January 31, 2009. This two-step filing procedure is in line with the filing history of the Fund.

                  If you have any questions or require any further information with respect to post-effective amendment No. 11 or any other matter relating to the Fund, please call the undersigned at (617) 573-4814.

                                                        Very truly yours,

                                                        /s/ Thomas A. Decapo
                                                        ------------------------
                                                        Thomas A. DeCapo

cc:      Bryan McKigney
         Deborah Kaback